TRANSITION PERIOD COMPARATIVE DATA (Details) - USD ($)	3 Months Ended				9 Months Ended			12 Months Ended
	Jun. 30, 2016	Mar. 31, 2016	Jun. 30, 2015	Mar. 31, 2015	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Mar. 31, 2016	Dec. 31, 2015	Mar. 31, 2015
Operating Data:
Research and development	$ 417,790	$ 343,742	$ 609,823	$ 435,671			$ 1,101,820	$ 1,397,554	$ 1,489,483	$ 1,537,491
Professional and consulting fees				261,350
General and administrative	1,303,614	1,438,553	510,229	167,747			1,192,244	3,676,125	2,666,669	1,621,341
Depreciation	10,163	14,387	17,002	10,412			34,036	63,454	59,479	44,448
Share-based compensation expense	219,248	158,244	1,297,558	371,637			112,573	1,495,837	1,709,230	484,210
Operating Expenses, Total	2,033,013	1,954,926	2,434,612	1,246,817			2,440,673	6,632,970	5,924,861	3,687,490
Other expenses (income)
Interest expense	15,234	0	9,963	179			6,212	2,839	3,018	6,391
Other income				(323)
Change in fair value of warrant derivative liability	391,059	(870,913)	(917,749)	6,387,473	$ (7,419,643)	$ (7,419,643)	0	(7,742,555)	(484,124)	6,387,473
Total other expense (income)				6,387,329
Net loss for the period	(2,322,772)	(1,004,092)	(1,501,618)	(7,634,146)	$ 2,537,766	2,040,240	(2,464,747)	1,036,148	(5,593,906)	(10,098,893)
Foreign exchange translation adjustment for the period		0		24,799		$ 0	(24,390)	0	24,799	409
Net loss and comprehensive loss for the period	$ (2,322,772)	(1,004,092)	$ (1,501,618)	$ (7,609,347)			(2,489,137)	1,036,148	(5,569,107)	(10,098,484)
Loss per share - basic and diluted	$ (0.03)		$ (0.02)	$ (0.14)
Weighted Average Number of Shares Outstanding, Basic and Diluted	82,050,549		68,765,736	52,726,746
Cash flow Data:
Net cash used in operating activities	$ (2,898,439)	(1,038,390)	$ (1,422,793)	$ (825,483)			(1,639,478)	(4,747,836)	(4,590,387)	(2,464,961)
Net cash used in investing activities	0	(196,935)	(180,917)	(38,820)			(109,316)	(547,924)	(380,195)	(148,136)
Net cash provided by financing activities	266,635	0	4,552,409	6,788,988			1,988,678	4,552,409	11,341,397	8,777,666
Effects of foreign currency exchange rate changes	0	0	4,409	(9,510)			(33,433)	0	36,334	(42,943)
Net increase in cash and cash equivalents for the period	$ (2,631,804)	$ (1,235,325)	$ 2,953,108	$ 5,915,175			$ 206,451	$ (743,351)	$ 6,407,149	$ 6,121,626